DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Liquidity (Details) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended
	Apr. 28, 2020	Jan. 16, 2020	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Liquidity
Cash					$ 1,643,079	$ 1,643,079	$ 1,446,391
Working capital deficit					1,000,000	1,000,000	(121,000)
Proceeds received from note payable to related party							17,572
Principal deposited in Trust Account	$ 414,000,000				414,000,000		414,000,000
Sponsor | Class B ordinary shares
Liquidity
Offering costs paid in exchange for Founder Shares		$ 25,000	$ 25,000	$ 25,000
Sponsor Note
Liquidity
Proceeds received from note payable to related party					125,000	125,000	125,000
Working Capital Loans
Liquidity
Loan amount from Sponsor outstanding					$ 0	$ 0	$ 0